Other Receivables - Schedule of Other Receivables (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Schedule of Other Receivables [Line Items]
Total other receivables	$ 28,891,659	$ 2,050,000
Subscription receivable [Member]
Schedule of Other Receivables [Line Items]
Other receivables	18,825,600
Loans to third parties [Member]
Schedule of Other Receivables [Line Items]
Other receivables	10,066,059	2,000,000
Consideration receivable from Disposal of subsidiaries [Member]
Schedule of Other Receivables [Line Items]
Other receivables		$ 50,000